LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED MAY 31, 2012 TO THE SUMMARY PROSPECTUS AND PROSPECTUS, EACH DATED JULY 1, 2011, OF WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO

The following supplements, and to the extent inconsistent therewith, supersedes the information contained in the fund's Summary Prospectus and Prospectus.

Effective June 30, 2012, the fund will be renamed Western Asset Emerging Markets Debt Fund.

Effective August 1, 2012, Class C shares will be reclassified as Class C1 shares. All references to Class C shares in the fund's Summary Prospectus and Prospectus shall instead be read as referring to Class C1 shares. Following the reclassification, Class C1 shares will not be available for purchase by new or existing investors (except for certain retirement plan programs authorized by LMIS prior to August 1, 2012). Class C1 shares will continue to be available for dividend reinvestment and incoming exchanges.